Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Basis of preparation and consolidation
2.1.
Basis of preparation and consolidation

These condensed interim carve-out consolidated financial statements are for the six month period ended June 30, 2024 and are presented in United States Dollars ($) which is the functional currency of the parent company, Rezolve AI Limited. The accompanying unaudited condensed financial statements of the Company are presented in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. They have been prepared in accordance with Accounting Standards Codification (“ASC”)- 270 “Interim Reporting” and Article 10 of Regulation S-X for interim financial information. They do not include all of the information required in annual consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying unaudited condensed interim carve-out consolidated financial statements should be read in conjunction with the consolidated carve-out financial statements for the year ended December 31, 2023. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements. The interim results for the six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any future interim periods.

The accounting policies used for the condensed interim consolidated carve-out financial statements for the six-month period ended June 30, 2024 are consistent with those used in the annual carve-out consolidated financial statements for the year ended December 31, 2023. There has been no material change to the Company’s significant accounting policies during the six months ended June 30, 2024.

The accompanying Carve-out Consolidated Financial Statements include the financial statements of Rezolve AI Limited, Rezolve Limited, its consolidated subsidiaries and any variable interest entity ("VIE") in which we are the primary beneficiary, with the exception of the subsidiaries Rezolve Information Technology (Shanghai) Co., Ltd. (“Rezolve China”) and Rezolve China’s subsidiary Nine Stone (Shanghai) Ltd (“Nine Stone”)(collectively “the China Business”).

On January 3, 2023, the Company’s directors approved a plan to abandon its operations in China completely. Subsequently, on January 5, 2023, the Company’s directors approved an application to the United Kingdom (the “UK”) tax authorities requesting tax clearance for a solvent demerger (the “Demerger”) of the Company under section 110 of the UK Insolvency Act, 1986 which clearance was subsequently granted. Our board of directors decision to abandon operations in China completely and approve the Pre-Closing Demerger was based, in part, on our inability to complete an audit as a result of not having access to certain information from our local third-party company.

The Demerger involves establishing a new holding company, Rezolve AI Limited (“Rezolve AI”), which will acquire specified assets of Rezolve Limited and issue shares for distribution to the existing shareholders in Rezolve Limited in a tax-efficient manner. Assets relevant to the simplified structure in the Company will be segregated and transferred to Rezolve AI. The assets related to the Chinese business which include Rezolve Information Technology (Shanghai) Co. Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd will not be transferred to Rezolve AI. Rezolve AI will end up with the same business as the existing Rezolve Limited but without the Chinese business. If a contract is not assignable it will have to be novated from Rezolve Limited to Rezolve AI. The Demerger was completed on July 4, 2024 before the completion of the business combination with Armada on August 15, 2024, which was effected with Rezolve AI instead of Rezolve Limited. The listed company consists of Rezolve AI and its subsidiaries, which will legally not include Rezolve Shanghai directly or indirectly.

These Carve-out Consolidated Financial Statements have been prepared on the basis that the Demerger was completed retrospectively on December 31, 2021, and thus reflects the predecessor company prior to completion of the Demerger. They are prepared on a carve-out basis. All costs of doing business in Rezolve Limited have been reflected in Rezolve AI Limited on a 100% allocation basis since management feels that this fully reflects the Carve-out Consolidated Financial Statements had the Demerger completed on December 31, 2021. Investments made in the China Business by Rezolve Limited in the People’s Republic of China (“China”) for the six months ending June 30, 2024 and 2023 have been recorded as “Business development expenses”, a component of General and Administrative expenses within the Company’s Consolidated Statement of Operations in accordance with Staff Accounting Bulletin Topic 1-B1, Costs Reflected in Historical Financial Statements ("SAB 1-B1"). Management asserts that this method used is reasonable.

Basis of Presentation
2.1.
Basis of presentation

The Carve-out Consolidated Financial Statements of Rezolve AI Limited and subsidiaries (together “the Company” or “we”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The carve-out consolidated financial statements have been prepared using the United Stated Dollar (“$” or “US dollar”) as the reporting currency.

The accompanying Carve-out Consolidated Financial Statements include the financial statements of Rezolve AI Limited, Rezolve Limited, its consolidated subsidiaries and any variable interest entity (“VIE”) in which we are the primary beneficiary, with the exception of the subsidiaries Rezolve Information Technology (Shanghai) Co., Ltd. (“Rezolve China”) and Rezolve China’s subsidiary Nine Stone (Shanghai) Ltd (“Nine Stone”)(collectively “the China Business”).

On January 3, 2023, the Company’s directors approved a plan to abandon its operations in China completely. Subsequently, on January 5, 2023, the Company’s directors approved an application to the United Kingdom (the “UK”) tax authorities requesting tax clearance for a solvent demerger (the “Demerger”) of the Company under section 110 of the UK Insolvency Act, 1986 which clearance was subsequently granted. Our board of directors decision to abandon operations in China completely and approve the Pre-Closing Demerger was based, in part, on our inability to complete an audit as a result of not having access to certain information from our local third-party company.

The Demerger involves establishing a new holding company, Rezolve AI Limited (“Rezolve AI”), which will acquire specified assets of Rezolve Limited and issue shares for distribution to the existing shareholders in Rezolve Limited in a tax-efficient manner. Assets relevant to the simplified structure in the Company will be segregated and transferred to Rezolve AI. The assets related to the Chinese business which include Rezolve Information Technology (Shanghai) Co. Ltd and its wholly owned subsidiary Nine Stone (Shanghai) Ltd will not be transferred to Rezolve AI. Rezolve AI will end up with the same business as the existing Rezolve Limited but without the Chinese business. If a contract is not assignable it will have to be novated from Rezolve Limited to Rezolve AI. It is anticipated that the Demerger will be completed before the completion of the business combination with Armada, which will be effected with Rezolve AI instead of Rezolve Limited. The listed company will consist of Rezolve AI and its subsidiaries, which will legally not include Rezolve Shanghai directly or indirectly.

These Carve-out Consolidated Financial Statements have been prepared on the basis that the Demerger was completed retrospectively on December 31, 2021, and thus reflects the predecessor company prior to completion of the Demerger. They are prepared on a carve-out basis. All costs of doing business in Rezolve Limited have been reflected in Rezolve AI Limited on a 100% allocation basis since management feels that this fully reflects the Carve-out Consolidated Financial Statements had the Demerger completed on December 31, 2021. Investments made in the China Business by Rezolve Limited in the People’s Republic of China (“China”) for the years ending December 31, 2023 and 2022 have been recorded as “Business development expenses”, a component of General and Administrative expenses within the Company’s

Consolidated Statement of Operations in accordance with Staff Accounting Bulletin Topic 1-B1, Costs Reflected in Historical Financial Statements (“SAB 1-B1”). Management asserts that this method used is reasonable.

Emerging Growth Company Status
2.4.
Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”). Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable, provided that early adoption is permitted by the new or revised accounting standard. The Company has elected to not opt out of such extended transition period, which means that the Company, as an emerging growth company, can adopt new or revised standard at the same time as private companies. While the Company may early adopt the new or revised standard if the standard permits, it is able to avail itself of any additional transition time which is granted to private companies. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Basis of consolidation
2.2.
Basis of consolidation

We consolidate investments in companies in which we control directly or indirectly through the control of more than 50% of the voting rights. We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. A variable interest entity “VIE” is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. We are the primary beneficiary of a VIE when we have both (1) the power to direct the activities of the entity which most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

The Company does not have any VIEs to which we are the primary beneficiary.

All intercompany balances and transactions have been eliminated.

All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements. A list of subsidiary entities and the groups holding as at June 30, 2024, and December 31, 2023, are as follows:

Name of the entity	Date of incorporation	Country of incorporation	Group shareholding (%)
Rezolve Mobile Commerce Inc.	April 20, 2016	United States of America	100%
Rezolve Technology S.L.	August 25, 2020	Spain	100%
Rezolve Taiwan Limited	November 9, 2000	Taiwan	100%
Rezolve Technology (India) Private Limited	March 20, 2021	India	100%

2.2.
Basis of consolidation

We consolidate investments in companies in which we control directly or indirectly through the control of more than 50% of the voting rights. We also consolidate entities in which we hold a variable interest where we are the primary beneficiary of the entity. A variable interest entity “VIE” is defined as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support; (b) equity interest holders as a group lack either (i) the power to direct the activities of the entity that most significantly impact on its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest. We are the primary beneficiary of a VIE when we have both (1) the power to direct the activities of the entity Ih most significantly impact on the entity’s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

All intercompany balances and transactions have been eliminated.

A list of subsidiaries and Rezolve Limited’s holding as of December 31, 2023 and 2022 is as follows:

Name of the entity	Date of incorporation	Country of incorporation	Group shareholding (%)
Rezolve Mobile Commerce Inc.	April 20, 2016	United States of America	100%
Rezolve Technology S.L.	August 25, 2020	Spain	100%
Rezolve Taiwan Limited	November 9, 2000	Taiwan	100%
Rezolve Technology (India) Private Limited	March 19, 2021	India	100%

The carve-out consolidated financial statements have been prepared using the United Stated Dollar ($) as its reporting currency.

Emerging Growth Company
2.3.
Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable, provided that early adoption is permitted by the new or revised accounting standard. The Company has elected to not opt out of such extended transition period, which means that the Company, as an emerging growth company, can adopt new or revised standard at the same time as private companies. While the Company may early adopt the new or revised standard if the standard permits, it is able to avail itself of any additional transition time which is granted to private companies. This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Liquidity
2.5.
Liquidity

The accompanying condensed consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. In accordance with ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued.

The Company has historically funded its operations with cash flow from debt and equity capital raises agreements from investors. The Company's principal uses of cash have been working capital and funding operations.

As of June 30, 2024, the Company had an accumulated deficit of $239.1 million. For the six months ended June 30, 2024, the Company incurred a net loss of $12.8 million and net cash used in operating activities was $4.9 million. Cash and cash equivalents totaled $0.06 million as of June 30, 2024. The Company has a working capital deficit of $18.8 million as at June 30, 2024. The Company continues to incur losses while it develops technological services and targets customers. Our sources of cash for these activities rely on debt and equity funding. The ability to raise funding proved challenging beginning in the year ended December 31, 2022 which coincided with the increase in interest rates. Interest rates have started to decrease, however the ability to raise funding continues to be constrained.

In the six months ending June 30, 2024, the Company obtained two unsecured convertible loans (Note 5.4) as well as an unsecured promissory note (Note 5.5). Subsequent to the date of these condensed interim carve-out consolidated financial statements, the Company executed an amended to it’s senior secured convertible notes (5.3) whereby the maturity date was extended to August 14th, 2027.

Management has assessed whether they believe there are events or conditions that give rise to doubt the ability of the Company to continue as a going concern for a period of twelve months after the preparation of the condensed interim carve-out consolidated financial statements. The assessment includes knowledge of the Company’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto.

As a result of our losses and our projected cash needs combined with our current liquidity level, the Company’s ability to continue as a going concern is contingent upon successful execution of management’s intended plan over the next twelve months to improve the Company’s liquidity and profitability, which includes, without limitation:

•
Seeking additional capital through the issuance of debt or equity securities.
•
Generating revenue by execution of successful trials and long-term partner arrangements.
•
Reducing expenses by taking restructuring actions and reducing the number of employees and consultants.
•
Controlling expenses and limiting capital expenditures.

Assumptions underlying the Company’s business plan are highly sensitive to the signing of revenue generating contracts, the successful outcome of trials for our services and the ability to control expenses.

Furthermore, the review of the strategic plan and budget, including expected developments in liquidity and capital from definitive agreements entered (Note 5.4), were considered. Consequently, it has been concluded that significant doubt exists regarding the entity’s ability to continue as a going concern.

2.4.
Liquidity

Pursuant to ASC 205-40, Presentation of Financial Statements—Going Concern (“ASC 205-40”), management must evaluate whether there are conditions and events, considered in aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that these Carve-out Consolidated Financial Statements are issued. In accordance with ASC 205-40, management’s analysis can only include the potential mitigating impact of management’s plans that have not been fully implemented as of the issuance date if (a) it is probable that management’s plans will be effectively implemented on a timely basis, and (b) it is probable that the plans, when implemented, will alleviate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern.

As of December 31, 2023, the Company had an accumulated deficit of $226.3 million. For the year ended December 31, 2023, the Company incurred a net loss of $30.7 million and net cash used in operating activities was $13.0 million. Cash and cash equivalents totaled $0.01 million as of December 31, 2023, a decrease of $0.03 million from December 31, 2022. The Company has a working capital deficit of $57.3 million as at December 31, 2023. The Company continues to incur losses while it develops technological services, targets customers and incurs costs for an initial public offering or business combination. Our sources of cash for these activities rely on debt and equity funding. The ability to raise funding has proven challenging in the years ending December 31, 2023 and 2022. Interest rates have risen and the ability to raise funding has been constrained. These conditions raise substantial doubt about the entity’s ability to continue as a going concern for a period of one year from the issuance of these financial statements.

As a result of our losses and our projected cash needs combined with our current liquidity level, the Company’s ability to continue as a going concern is contingent upon successful execution of management’s intended plan over the next twelve months to improve the Company’s liquidity and profitability, which includes, without limitation:

•
Seeking additional capital through the issuance of debt or equity securities.
•
Generating revenue by execution of successful trials and long-term partner arrangements.
•
The ability to generate revenue from our technology
•
Reducing expenses by taking restructuring actions and reducing the number of employees and consultants.
•
Controlling expenses and limiting capital expenditures.

Assumptions underlying the Company’s business plan are highly sensitive to the signing of revenue generating contracts, the successful outcome of trials for our services and the ability to control expenses.

Furthermore, the review of the strategic plan and budget, including expected developments in liquidity and capital from definitive agreements entered into (Notes 7.3 and 19), were considered. Consequently, it has been concluded that adequate resources and liquidity to meet the cash flow requirements for the next twelve months are present, and it is reasonable to apply the going concern basis as the underlying assumption for the carve-out consolidated financial statements. The Company’s plan includes the items noted above as well as securing external financing which may include raising debt or equity capital. These plans are not entirely within the Company’s control including our ability to raise sufficient capital on favorable terms.

Use of Estimates
2.3.
Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclose contingent assets and liabilities at the date of financial statements and the results of operations during the reporting period. Estimates and assumptions are used in accounting for, among other things, the valuation of acquisition-related assets and liabilities, deferred income taxes and related valuation allowances, fair value measurements, useful lives of long-lived assets, and share-based compensation. Management believes that the estimates used in the preparation of the consolidated financial statements are prudent and reasonable. Management’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

2.5.
Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires the management to make estimates and assumptions that affect the reported amounts of assets and liabilities and to disclose contingent assets and liabilities at the date of financial statements and the results of operations during the reporting period. Estimates and assumptions are used in accounting for, among other things, the valuation of acquisition-related assets and liabilities, deferred income taxes and related valuation allowances, fair value measurements, useful lives of long-lived assets, and share-based compensation. Management believes that the estimates used in the preparation of the consolidated financial statements are prudent and reasonable. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from estimates

Foreign currency translation and transactions
2.6.
Foreign currency translation and transactions

The functional currency of the Company is the US dollar, being the currency in which the Company predominantly generates cash through financing transactions and expends cash in Rezolve Limited. The subsidiaries have different functional currencies such as the Euro, Indian Rupee and New Taiwan Dollar which have been determined on the basis of the primary economic environment in which each entity of the Company operates. Management believes that each individual entity’s functional currency reflects the transactions, events and conditions under which the entity conducts its business.

Transactions denominated in currencies other than our or our subsidiaries’ functional currencies are recorded based on exchange rates at the time such transactions arise. Assets and liabilities denominated in currencies other than the functional currency are remeasured using the current exchange rate for monetary accounts and historical exchange rates for nonmonetary accounts, with exchange differences on remeasurement included in other income (expense), net in our consolidated statements of operations. Foreign subsidiaries that utilize foreign currency as their functional currency translate such currency into U.S. dollars using (i) the exchange rate on the balance sheet dates for assets and liabilities, (ii) the average exchange rates prevailing during the period for revenues and expenses, and (iii) historical exchange rates for equity. Any translation adjustments resulting from this process are shown separately as a component of accumulated other comprehensive income (loss) within shareholder’s deficit in the consolidated balance sheets and statement of comprehensive income (loss).

With the exception of certain material transactions, the cash flows from our operations in foreign countries are translated at the average rate for the applicable period in our consolidated statements of cash flows. The impacts of material transactions generally are recorded at the applicable spot rates in our consolidated statements of operations and cash flows. The effects of exchange rates on cash balances held in foreign currencies are separately reported in our consolidated statements of cash flows.

Cash
2.7.
Cash

Cash comprises cash on hand and in current accounts which are readily available. Our cash is held in creditworthy financial institutions and is insured up to GBP 85,000 in accordance with the regulations of the United Kingdom’s Financial Conduct Authority. The Company has not experienced any losses associated with cash held with financial institutions.

Accounts receivable, net
2.8.
Accounts receivable, net

The Company has adopted ASC 326 “Financial Instruments—Credit Losses” as of January 31, 2023 (refer to note 3.) Account receivable consists primarily of amounts related to fees charged to customers. Credit is extended based on evaluation of a customer’s financial condition and generally collateral is not required. Accounts receivable is stated at amounts due from customers net of allowance for doubtfull accounts. The allowance for doubtful accounts is based upon our current estimate of lifetime expected credit losses related to uncollectible accounts receivable. The Company evaluates the need for an allowance for doubtful accounts based on historical collection trends, prevailing and anticipated macroeconomic conditions and specific customer credit risk. Accounts receivable in the accompanying consolidated financial statements does not have any allowances created for doubtful accounts.

Property and equipment
2.9.
Property and equipment

Property and equipment are stated at cost of acquisition less accumulated depreciation and accumulated impairment provisions, however, there have been no indicators identified during the reporting periods.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the net carrying amount of the asset) is included in the consolidated statement of comprehensive operations, in the year the asset is derecognized.

Depreciation on property and equipment is charged to expense on a systematic basis over the useful life of assets as estimated by the management. Depreciation is computed using the straight-line method. The useful lives estimated by the management are as follows:

Assets	Useful life
Computers	3 years
Office equipment	3 years

Repairs and maintenance of property and equipment are expensed as incurred; enhancements and improvements that extend the life of property and equipment are capitalized into their cost.

Intangible assets
2.10.
Intangible assets

Intangible assets consist of computer software, customer lists and goodwill.

Computer software

Computer software acquired separately is measured on initial recognition at cost. Following initial recognition, such assets are carried at cost less any accumulated amortization and any accumulated impairment losses, however, there have been no indicators of impairment identified during the years ended 2023 and 2022.

Computer software assets are amortized over their useful economic life less their estimated residual value and assessed for impairment whenever there is an indication that the intangible asset may be impaired. Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the net carrying amount of the asset and are recognized in profit or loss in the consolidated statement of operations when the asset is derecognized.

The initial useful lives of computer software assets as estimated by management are summarized as follows:

Assets	Useful life
Software	5 years

Internal-use software

We capitalize internal and external costs directly associated with the development of internal-use software. Maintenance and training costs, as well as costs incurred during the preliminary stage of an internal-use software development project, are expensed as incurred.

Impairment of assets
2.11.
Impairment of assets

The Company reviews assets, including the property and equipment and intangibles, for impairment when an event or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from use of the asset and its eventual disposition are less than the carrying amount. Impairment loss, if any, is measured as the difference between the fair value of an asset, as measured by discounted cash flows and the asset’s carrying value. Management identified indicators of impairment in its Taiwanese subsidiary during the year-ended December 31, 2022, and as a result impairment charges for accounts receivable of $334,952, other current assets of $731,940 were recognized in the Company’s Carve-out Consolidated Statement of Operations.

The Company reviews goodwill for impairment annually in its fourth quarter by initially considering qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill, as a basis for determining whether it is necessary to perform a quantitative analysis. If it is determined that it is more likely than not that the fair value of reporting unit is less than its carrying amount, a quantitative analysis is performed to identify goodwill impairment.

The Company identified indicators of impairment in Taiwan which led to the recognition of a goodwill impairment loss of $44,438 in the Company’s Carve-out Consolidated Statement of Operations for the year-ended December 31, 2022.

There were no other indicators of impairment for any of the long-lived assets as of December 31, 2023 and December 31, 2022 and the years then ended.

Convertible Debt
2.12.
Convertible Debt

The Company early adopted ASU 2020-06 retrospectively within these consolidated financial statements in the year prior to those years. Had we adopted ASU 2020-06 on January 1, 2021 under the modified retrospective method, such adoption would had not have had a material impact on our carve-out consolidated financial statements.

The Company’s senior secured notes issued in December 2021 and unsecured convertible loans from a related party are accounted for as single liability instruments measured at its amortized cost, as no other embedded features require bifurcation and recognition as derivatives.

Deferred financing costs
2.13.
Deferred financing costs

Deferred financing costs include debt discounts and debt issuance costs related to a recognized debt liability and are presented in the balance sheet as a direct reduction from the carrying value of the debt liability. Amortization of deferred financing costs are included as a component of interest expense. Deferred financing costs are amortized using the effective interest method.

Cost of revenue
2.15.
Cost of revenue

Cost of revenues consists of expenses incurred directly in relation to the earning of revenues such as partner’s fees and inventory plus the impairment of current assets (see note 2.11).

Revenue recognition
2.14.
Revenue recognition

Under ASC 606, the Company determines revenue recognition through the following steps:

•
Identifying the contract, or contracts, with the customer;
•
Identifying the performance obligations in the contract;
•
Determining the transaction price;
•
Allocating the transaction price to performance obligations in the contract; and
•
Recognizing revenue when, or as, the Company satisfies performance obligations by transferring the promised goods or services.

Ticketing Commissions (Spain)

The Company’s single source of revenue is for the commission from sales of football tickets for La Liga in Spain through our platform technology. La Liga pays a commission for each football ticket sold through our platform technology.

Revenue is recognized in accordance with ASC 606 “Revenue from Contracts with Customers” at the point in time when a football ticket is sold on our platform technology.

Operating segments
2.16.
Operating segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Group’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. The Company has determined that it operates as one operating segment.

Research and development credits
2.17.
Research and development credits

Credits for research and development activities relate to government incentives on qualifying research and development expenditures in the United Kingdom. These refundable credits are recognized within other non-operating income when they are filed with the government authorities and there is no uncertainty on the realization of the credits until they are refundable.

Shareholders' deficit and reserves
2.19.
Shareholders’ deficit and reserves

Authorized and Outstanding Shares

The Company has three classes of issued shares, ordinary shares, deferred shares and series A preferred. Each series A preferred and ordinary shareholder are entitled to one vote per share. Holders of deferred shares are not entitled to any votes. Holders of ordinary shares are entitled to receive dividends out of any asset legally available for payment of dividends only when such dividends are declared by the Board of Directors and approved by the majority of the shareholders. As of December 31, 2023, and 2022, the Company’s Board of Directors had not declared any dividends for ordinary shares.

As of December 31, 2023 the Company had authorized 1,019,324,741shares consisting of 991,285,224 shares ordinary shares and 28,039,517 Series A shares. During 2022, the Company increased its authorized shares by 35,987,277 ordinary shares at a par value £0.0001.

As of December 31, 2023 and 2022, there were 932,969,424 and 927,806,159 common shares, and 28,039,517 Series A shares outstanding, respectively.

In in the carve-out consolidated financial statements, the following employee shares are outstanding due to an unofficial and unapproved equity incentive plan. These shares par value of £0.0001 per share remain unpaid by the employees.

	Employee Shares at Par Value	Employee Shares Requiring Additional Paid in Capital
Exercise price	£0.0001	£0.016	($)
Balance as on January 1, 2022	58,315,800	10,700,000	215,448
Issued during the year December 31, 2022	—	—	—
Forfeited during the year December 31, 2022	—	—	—
As at December 31, 2022	58,315,800	10,700,000	215,448
Issued during the year December 31, 2023	—	—	—
Forfeited during the year December 31, 2023	—	—	—
As at December 31, 2023	58,315,800	10,700,000	215,448

These employee shares have significant restrictions including management’s and or the board’s rights to cancel the shares any time, restrictions on right to transfer, to vote and cumulative dividends. There are no vesting conditions including service conditions in relation to the shares issued. Considering the restrictions imposed on these shares, these shares are considered to be ungranted to the employees. The amount receivable for these employee shares and such employee shares issued have been adjusted from the share subscription receivable and number of ordinary shares, respectively in the Company’s carve-out consolidated statement of changes in shareholder’s deficit.

Management expect to amend the articles of incorporation of the Company to remove these restrictions prior to the completion of the Demerger. After removal of such restrictions it is expected that the employee shares will trigger a “grant date” as defined in ASC 718 and be fully vested. If such restrictions had been removed as at December 31, 2023, the Company estimates the total share-based payment expense to have been recognized immediately for the grant of 58,315,800 employee shares to be $36,738,954. This estimate uses a fair value per employee share of $.63 based on a recent funding of the Company at $.63 per Ordinary share and an exercise price of £0.0001 for each employee share.

Accumulated deficit includes current and prior period losses. Accumulated other comprehensive losses primarily consists of foreign currency translation reserves. Additional paid in capital primarily consists of additional subscription consideration received over and above the par value of the shares as well as the fair value of share-based payments.

Restatement of error in previously filed consolidated interim and combined carve-out financial statements:
2.9.
Restatement of error in previously filed condensed interim carve-out consolidated financial statements:

In the initial and four amended filings of the Company’s F-4 registration statement in connection with the proposed business combination with that of Armada Acquisition Corp I (“Armada”, note 7.3), the Company consolidated ANY Lifestyle Management GmbH (“ANY”, Note 14) as a VIE with Rezolve as the primary beneficiary as of August 30, 2021 in its consolidated combined carve-out financial statements.

On August 30, 2021, the Company executed a binding term sheet to acquire ANY from the Radio Group GmbH. In accordance with the binding term sheet, the Company issued 14,427,185 ordinary shares valued at $1.03 per share. The ordinary shares were issued on February 11, 2022 at which point all of the outstanding shares of ANY were transferred from the Radio Group to the Company. On December 28, 2022 the legal ownership of ANY reverted back to the sellers of ANY, the consideration shares were reclassified as deferred shares. On April 13, 2024, the board of directors of the Company approved a decision to abandon its plans to complete the acquisition of ANY. The Radio Group was notified immediately upon the board’s decision. The Company has no plans to pursue acquiring ANY at a later date.

The Company reassessed the legal rights under the binding term sheet to acquire ANY in early 2024 and concluded that the Company is not the primary beneficiary, and does not have the power to direct the activities of ANY

The Company has therefore restated its comparative condensed interim carve-out consolidated financial statements for the six months ending June 30, 2023 by restating the comparative financial statements in these condensed interim carve-out consolidated financial statements.

The following presents a reconciliation of the impacted financial statement line items as filed to the restated amounts as of and for the six months then ended. The previously reported amounts reflect those included in the third and fourth amended registration statements as of and for the six months ended June 30, 2023 filed with the SEC on December 12, 2023 and January 19, 2024. These amounts are labeled as “As filed” in the tables below. The amounts labeled “Restatement Adjustments” represent the effects of this restatement due to the change in judgement associated with the Company as ANY’s primary beneficiary. The impact of correcting this material error was an decrease in net loss of $7.3 million, a decrease in total assets of $0.3 million and total liabilities and shareholders equity of $0.3 million.

Carve-out consolidated balance sheet	As filed	Restatement adjustments	June 30, 2023 (as restated)
Assets
Current assets
Cash	122,364	(1,275)	121,089
Accounts receivable	75,353	(67,032)	8,321
Prepayments and other current assets	738,274	(161,304)	576,970
Total current assets	935,991	(229,611)	706,380
Non-current assets
Property and equipment, net	119,591	(24,263)	95,328
Intangible assets	589,524	(18,225)	571,299
Total non-current assets	709,115	(42,488)	666,627
Total assets	1,645,106	(272,099)	1,373,007
Liabilities and Shareholders’ deficit
Current liabilities
Accounts payable	4,050,668	(74,773)	3,975,895
Due to related party	895,170	(795,050)	100,120
Accrued expenses and other payables	2,875,038	(348,254)	2,526,784
Ordinary shares payable	1,786,335	—	1,786,335
Short term debt	762,505	—	762,505
Short term debt to related party	5,661,193	—	5,661,193
Total current liabilities	16,030,909	(1,218,077)	14,812,832
Non-current liabilities
Convertible debt	30,968,733	(1,053,869)	29,914,864
Share-based payment liability	1,242,533	—	1,242,533
Total non-current liabilities	32,211,266	(1,053,869)	31,157,397
Total liabilities	48,242,175	(2,271,946)	45,970,229
Liabilities and Shareholder’s deficit
Ordinary shares	127,310	—	127,310
Deferred shares	1,993	(1,993)	—
Series A shares	3,868	—	3,868
Additional paid-in capital	168,358,010	1,993	168,360,003
Share subscription receivable	(178,720)	—	(178,720)
Accumulated deficit	(213,740,307)	908,901	(212,831,406)
Accumulated other comprehensive loss	(1,169,223)	1,090,946	(78,277)
Total shareholders’ deficit	(46,597,069)	1,999,847	(44,597,222)
Total liabilities and shareholders’ deficit	1,645,106	(272,099)	1,373,007

Carve-out consolidated financial statements	As filed	Restatement Adjustments	As restated
Revenue	4,604,332	(4,557,568)	$46,764
Operating expenses
Cost of revenue	2,334,088	(2,317,977)	16,111
Sales and marketing expenses	5,509,407	(799,233)	4,710,174
General and administrative expenses	11,112,591	(2,369,214)	8,743,377
Other operating expenses	6,397,167	(5,612,167)	785,000
Depreciation and amortization expenses	379,900	(258,329)	121,571
Impairment of goodwill	1,080,110	(1,080,110)	-
Total operating expenses	26,813,263	(12,437,030)	14,376,233
Operating loss	(22,208,931)	7,879,462	(14,329,469)
Other expenses
Interest expense	(4,106,733)	1,051,787	(3,054,946)
Other non-operating income (expense), net	269,510	(97,759)	171,751
Total other expenses, net	(3,837,223)	954,028	(2,883,195)
Loss before taxes	(26,046,154)	8,833,490	(17,212,664)
Income tax recovery (expense)	1,477,389	(1,540,797)	(63,408)
Net loss for the year	(24,568,765)	7,292,693	(17,276,072)
Net loss per share – Basic and diluted	$(0.03)	$(0.01)	$(0.02)
Weighted average number of shares – Basic and diluted	922,013,028		922,013,028

Carve-out consolidated statement of cash flows	As Filed	Restatement Adjustments	As Restated
Cash flows from operating activities:
Net loss	(24,568,765)	7,292,693	(17,276,072)
Adjustments to reconcile net loss to net cash (used in)
operating activities:
Depreciation and amortization	379,900	(258,329)	121,571
Unrealized foreign exchange (gain)/loss	63,284	264,099	327,383
Share based compensation issued to related parties for consultancy services	—	1,291,429	1,291,429
Employee share based compensation	4,880,389	(1,291,429)	3,588,960
Impairment of prepayments and other current assets	1,156,316	—	1,156,316
Impairment of customer list intangible asset	5,612,167	(5,612,167)	—
Impairment of goodwill	1,080,110	(1,080,110)	—
Deferred tax benefit	(1,459,336)	1,459,336	—
Interest expense	4,134,431	(1,079,485)	3,054,946
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	(605)	1,139	534
(Increase) in prepayment and other current assets	236,410	(931,436)	(695,026)
Decrease in receivable with related parties	(320,702)	320,702	—
Decrease in accounts payable, accrued expenses and other payables	(825,679)	562,331	(263,348)
Increase (decrease) in payables to related parties	670,050	(795,050)	(125,000)
Net cash (used in) operating activities	(8,962,030)	143,723	(8,818,307)
Cash flows from investing activities:
Purchase of property and equipment	(104,604)	—	(104,604)
Development of intangible assets	(8,060)	—	(8,060)
Net cash (used in) investing activities	(112,664)	—	(112,664)
Cash flows from financing activities:
Proceeds from rights issuance	1,653,882	—	1,653,882
Proceeds from issuance of common stock to related parties	199,974	—	199,974
Repayment of short term debt obligation from related parties	(250,000)	—	(250,000)
Proceeds from short-term debt from related party	4,178,008	—	4,178,008
Proceeds from short-term debt	762,505	—	762,505
Proceeds from convertible debt	2,627,543	—	2,627,543
Net cash flow generated from financing activities	9,171,912		9,171,912
Effect of exchange rate changes on cash	(16,563)	(142,667)	(159,230)
Net change in cash	80,655	1,056	81,711
Cash and cash equivalents, beginning of year	41,709	(2,329)	39,380
Cash and cash equivalents, end of year	122,364	(1,273)	121,091

2.20.
Restatement of error in previously filed consolidated combined carve-out financial statements:

In the initial and four amended filings of the Company’s F-4 registration statement in connection with the proposed business combination with that of Armada Acquisition Corp I (“Armada”, note 7.3), the Company consolidated ANY Lifestyle Management GmbH (“ANY”, Note 14) as a VIE with Rezolve as the primary beneficiary as of August 30, 2021 in its consolidated combined carve-out financial statements.

On August 30th, 2021, the Company executed a binding term sheet to acquire ANY from the Radio Group GmbH. In accordance with the binding term sheet, the Company issued 14,427,185 ordinary shares valued at $1.03 per share. The ordinary shares were issued on February 11th , 2022 at which point all of the outstanding shares of ANY were transferred from the Radio Group to the Company. On December 28, 2022 the legal ownership of ANY reverted back to the sellers of ANY, the consideration shares were reverted back to Rezolve. On April 13th, 2024, the board of directors of the Company approved a decision to abandon its plans to complete the acquisition of ANY. The Radio Group was notified immediately upon the board’s decision. The Company has no plans to pursue acquiring ANY at a later date.

The Company reassessed the legal rights under the binding term sheet to acquire ANY in early 2024 and concluded that the Company is not the primary beneficiary, and does not have the power to direct the activities of ANY

The Company has therefore restated its consolidated combined carve-out financial statements for the year ending December 31, 2022 by restating the comparative financial statements for the year ended December 31, 2023 submitted with its fifth amended F-4 registration statement by not consolidating ANY.

The following presents a reconciliation of the impacted financial statement line items as filed to the restated amounts as of December 31, 2022 and for the year then ended. The previously reported amounts reflect those included in the initial and four amended registration statements as of and for the years ended December 31, 2022 filed with the SEC on June 16, 2023, August 10, 2023, September 25, 2023, December 12, 2023 and January 19, 2024. These amounts are labeled as “As Filed” in the tables below. The amounts labeled “Restatement Adjustments” represent the effects of this restatement due to the change in judgement associated with the Company as ANY’s primary beneficiary. The impact of correcting this material error was an increase in net loss of $6.6 million, a decrease in total assets of $7.7 million and total liabilities and shareholders equity of $7.7 million.

The investment in ANY of $14,600,000 plus loans to ANY of $222,022 was impaired as the Company abandoned its plans to complete the acquisition of ANY.

Carve-out consolidated balance sheet	As filed	Restatement adjustments	December 31, 2022 (as restated)
Assets
Current assets
Cash	41,709	(2,329)	39,380
Accounts receivable	74,748	(65,893)	8,855
Receivables from related party	607,726	(607,726)
Prepayments and other current assets	1,202,572	(163,312)	1,039,260
Total current assets	1,926,755	(839,260)	1,087,495
Non-current assets
Property and equipment, net	139,560	(28,562)	110,998
Goodwill	1,061,763	(1,061,763)	—
Intangible assets	6,237,443	(5,786,997)	450,446
Total non-current assets	7,438,766	(6,877,322)	561,444
Total assets	9,365,521	(7,716,582)	1,648,939
Liabilities and Shareholders’ deficit
Current liabilities
Short term debt to related party	697,067	—	697,067
Accounts payable	4,262,476	(533,502)	3,728,974
Due to related party	225,120	396,671	621,791
Accrued expenses and other payables	3,488,909	(848,525)	2,640,384
Total current liabilities	8,673,572	(985,356)	(7,688,216)
Non-current liabilities
Convertible debt	25,302,709	—	25,302,709
Share-based payment liability	1,177,616	—	1,177,617
Deferred tax liability	1,526,622	(1,526,622)	—
Total non-current liabilities	28,006,947	(1,526,622)	26,480,326
Total liabilities	(36,680,519)	(2,511,978)	34,168,542
Liabilities and Shareholder’s deficit
Ordinary shares	126,677	—	126,677
Deferred shares	1,993	(1,993)	—
Series A shares	3,868	—	3,868
Additional paid-in capital	163,163,090	1,993	163,165,083
Share subscription receivable	(178,720)	—	(178,720)
Accumulated deficit	(189,171,542)	(6,383,790)	(195,555,332)
Accumulated other comprehensive loss	(1,260,364)	1,179,185	(81,179)
Total shareholders’ deficit	(27,314,998)	(5,204,605)	(32,519,603)
Total liabilities and shareholders’ deficit	9,365,521	(7,716,583)	1,648,939

		Restatement	December 31, 2022
Carve-out consolidated financial statements	As filed	Adjustments	(As restated)
Revenue	$11,879,343	(11,764,184)	$115,159
Operating expenses
Cost of revenue	5,604,129	(4,859,089)	745,040
Sales and marketing expenses	6,827,211	(2,488,654)	4,338,557
General and administrative expenses	91,604,396	(4,963,896)	86,640,500
Other operating expenses	334,952	—	334,952
Depreciation and amortization expenses	742,113	(506,316)	235,797
Impairment of investment in ANY		14,822,022	14,822,022
Impairment of goodwill	7,418,302	(7,373,864)	44,438
Total operating expenses	112,531,103	(5,369,797)	107,161,306
Operating loss	(100,651,760)	(6,394,387)	(107,046,147)
Other expenses
Interest expense	(3,884,698)	3	(3,884,695)
Other non-operating income (expense), net	315,574	(58,915)	256,659
Total other expenses, net	(3,569,124)	(58,912)	(3,628,036)
Loss before taxes	(104,220,884)	(31,521,733)	(110,674,183)
Income tax expense	115,447	(63,408)	(38,765)
Net loss for the year	(104,105,437)	(31,585,141)	$(110,712,948)
Net loss per share – Basic and diluted	$(0.11)	$(0.01)	$(0.12)
Weighted average number of shares – Basic and diluted	913,109,577		913,109,577

		Restatement	December 31, 2022
Carve-out consolidated statement of cash flows	As Filed	Adjustments	(As Restated)
Cash flows from operating activities:
Net loss	(104,105,438)	(6,607,510)	$(110,712,948)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	742,113	(497,905)	244,208
Unrealized foreign exchange (gain)/loss	(277,838)	—	(277,838)
Share based compensation issued to related parties for consultancy services	39,501,701	—	39,501,701
Share based compensation for consultancy services	18,417,816	—	18,417,816
Employee share based compensation	2,115,015	—	2,115,015
Impairment of ROU asset, net of lease termination	46,236	—	46,236
Impairment of prepayments and other current assets	731,940	—	731,940
Impairment of accounts receivable	334,952	—	334,952
Impairment of goodwill	7,418,302	(7,373,864)	44,438
Impairment of investment in ANY	—	14,600,000	14,600,000
Deferred tax benefit	(243,835)	243,835	—
Interest expense	3,884,695	—	3,884,695
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	646,661	65,893	712,554
(Increase) in prepayment and other current assets	(215,468)	158,945	(56,523)
(Decrease) in operating lease liability	(46,236)	—	(46,236)
Decrease in receivable with related parties	(245,266)	414,020	168,754
Increase in accounts payable, accrued expenses and other payables	4,766,607	(1,426,068)	3,340,539
Increase (decrease) in payables to related parties	(234,880)	396,671	161,791
Net cash (used in) operating activities	(26,762,923)	(25,983)	(26,788,906)
Cash flows from investing activities:
Purchase of property and equipment	(25,973)	(14,376)	(36,854)
Development of intangible assets	—	(1,767,148)	—
Net cash (used in) investing activities	(25,973)	(1,781,524)	(36,854)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	2,499,920	—	2,499,920
Proceeds from long-term debt obligation	21,500,000	—	21,500,000
Net cash flow generated from financing activities	23,999,920	—	23,999,920
Effect of exchange rate changes on cash	140,658	36,639	177,287
Net change in cash	(2,648,318)	(235)	(2,648,553)
Cash and cash equivalents, beginning of year	2,690,024	(2,091)	2,687,933
Cash and cash equivalents, end of year	41,709	(2,329)	39,380

Management also reclassified amounts Due to related party, previously disclosed in the related party note disclosure as at December 31, 2022. The amounts were reclassified from Accounts payable.

Carve-out consolidated balance sheet	As Filed	Restatement Adjustments	December 31, 2023 (As Restated)
Deferred shares	1,993	(1,993)	—
Additional paid-in capital	172,202,839	1,993	172,204,832

The carve-out consolidated balance sheet for December 31, 2023 was restated only to reflect the return of the deferred shares and the cancellation of the shares.

In addition, amounts were restated in the following

•
Note 4 – Prepayments and other current assets
•
Note 6 – Property and equipment, net
•
Note 7 – Intangible assets, net
•
Note 12 – Accrued expenses and other payables
•
Note 13 – Expenses and other Non-operating (income) expense, net
•
Note 14 – Related party disclosures
•
Note 16 – Income taxes

Fair Value Measurements
2.10.
Fair value measurement and concentration of credit risk

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities.

The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Observable inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Observable inputs other than Level 1 inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3—Unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
June 30, 2024
Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,383,298

December 31, 2023
Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,311,028

(1)
The fair value of the common shares payable was valued using a discounted cash flow method using a risk adjusted discount rate of 10.8%.

The carrying amount of the Company’s cash equivalents, accounts receivables, accounts payable and accrued expenses approximated their fair values due to their short maturities.

Credit risk

Accounts receivable is potentially subject to credit risk concentration. The Company has not experienced any material losses related to concentrations during the years presented. The Company however has a concentration risk related to its contract with its only customer such that as at June 30, 2024 and December 31, 2023, 100% of the Company’s accounts receivable is through its sole revenue generating agreement. If the sole agreement was terminated then such losses due to concentration risk may be material in the future and management makes no assurance that these losses may be avoided.

Accounts payable include balances for work incurred by third parties for the benefit of the company. As at June 30, 2024 and December 31, 2023, the following vendors represented more than 10% of total accounts payable.

	June 23, 2024	December 31, 2023
KPMG LLP	11%	10%
Taylor Wessing LLP	—	13%
Wilson Sonsini Goodrich & Rosati	15%	14%
Amazon Web Services	14%	—

Foreign currency risk

All of the Company’s revenue is denominated in the Euro (“EUR”) since the sales of the Company is in Spain. Based upon the Company’s level of operations for the period ended June 30, 2024, a sensitivity analysis shows that a 10% appreciation or depreciation in the EUR against the dollar would have increased or decreased, respectively, the Company’s revenue for the periods ended June 30, 2024 and 2023 by approximately $ 5,339 and $ 4,676 respectively.

2.21.
Fair value measurement and concentration of credit risk

ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

The Company reports all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3—Inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.

Fair value measurement at reporting date:

Description	Level 1	Level 2	Level 3
December 31, 2023 Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,311,028
December 31, 2022 Fair value on recurring basis
(1) Share-based payment liability	—	—	$1,177,617

(1)
The fair value of the share-based payment liability was valued using a discounted cash flow method using a risk adjusted discount rate of 10.8%. Please also refer to note 7.4.

The carrying amount of the Company’s cash, accounts receivable, accounts payable and accrued expenses approximated their fair values due to their short term to maturity.

Credit risk

Accounts receivable and loan notes receivable are potentially subject to credit risk concentration. The Company has not experienced any material losses related to concentrations during the years presented. The Company however has a concentration risk related to its contract with its only customer such that as at December 31, 2023, 100% of the Company’s accounts receivable is through its sole revenue generating agreement. If the sole agreement was terminated then such losses due to concentration risk may be material in the future and management makes no assurance that these losses may be avoided.

Accounts payable include balances for work incurred by third parties for the benefit of the company. For the years ended December 31, 2023 and 2022, the following vendors represented more than 10% of total accounts payable.

	December 31, 2023	December 31, 2022
KPMG LLP	10%	14%
Taylor Wessing LLP	13%	17%
Wilson Sonsini Goodrich & Rosati	14%	15%
SThree Partnership LLP	—	13%

Foreign currency risk

All of the Company’s revenue is denominated in the Euro (“EUR”) since the sales of the Company are in Spain. Based upon the Company’s level of operations for the year ended December 31, 2023 and 2022, a sensitivity analysis shows that a 10% appreciation or depreciation in the EUR against the dollar would have increased or decreased, respectively, the Company’s revenue for the years ended December 31, 2023 and 2022 by approximately $ 14,505 and $ 11,515 respectively.

Revenue risk

We currently generate a significant portion of our revenue from a single agreement with La Liga from which we expect to generate most of our revenues in the near future. 100% of our revenue was derived from commission from the sale of La Liga football tickets for the year ended December 31, 2023 and 2022, respectively, and we anticipate that a significant portion of our revenue will continue to be derived from this agreement in the near future. The sudden loss of the agreement with La Liga or their decision not to renew the agreement, could harm our business, results, operations and condition.

Loss and earnings per share
2.8.
Net loss per share

The Company has two classes of issued shares, ordinary shares and series A preferred. Each series A preferred and ordinary shareholder are entitled to one vote per share. Holders of ordinary shares are entitled to receive dividends out of any asset legally available for payment of dividends only when such dividends are declared by the Board of Directors and approved by the majority of the shareholders. As of June 30, 2024, and December 31, 2023, the Company’s Board of Directors had not declared any dividends for ordinary shares.

Basic net loss per share is based on the weighted average number of ordinary shares issued and outstanding and is calculated by dividing net loss attributable to ordinary shareholders by the weighted average shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares used in the net loss per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding. If the Company reports a net loss, the computation of diluted loss per share excludes the effect of dilutive ordinary share equivalents, as their effect would be antidilutive. Diluted loss per share is equal to the net loss per share as all potentially dilutive securities are anti-dilutive in the periods presented. For the periods ended June 30, 2024 and 2023 the Company incurred net losses and therefore no potential dilutive ordinary share were utilized in the calculation of losses per share.

If the company reports net income, basic earnings per share is based on the weighted average number of ordinary and series A preferred shares issued and outstanding and is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average shares outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average number of ordinary and series A preferred shares used in the net earnings per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding.

The series A preferred shares are entitled to the same dividend rights as the ordinary shares and therefore as participating securities, are included in the basic and diluted earnings per share calculation. The holders of the series A preferred shares do not have a contractual obligation to share in the losses of the Company. The Company computes earnings per share using the two-step method for its series A preferred and ordinary shares.

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	June 30, 2024	June 30, 2023
Convertible loans	5,423,768	4,273,552
Convertible loan from related party	—	1,037,575
Shares payable	140,000	140,000
Warrants	3,521,846	—
Share options	5,200,000	5,200,000
Preferred shares	28,039,517	28,039,517
Total	42,325,131	38,690,644

The Company uses the if converted method for calculating the dilutive effect of the convertible loans and shares payable and the treasury stock method for calculating the dilutive effect of the warrants and share options. The preferred shares are convertible at the rate of one preferred share into one common share in the event of an initial public offering.

	Employee Shares at Par Value	Employee Shares Requiring Additional Paid in Capital	($)
Exercise price	£ 0.0001	£ 0.016
As at January 1, 2023	58,315,800	10,700,000	215,448
Issued during the period ended June 30, 2023	—	—	—

As at June 30, 2023	58,315,800	10,700,000	215,448
Issued during the period ended June 30, 2024	—	—	—

As at June 30, 2024	58,315,800	10,700,000	215,448

These employee shares have significant restrictions including management’s and or the board’s rights to cancel the shares any time, restrictions on right to transfer, to vote and cumulative dividends. There are no vesting conditions including service conditions in relation to the shares issued. Considering the restrictions imposed on these shares, these shares are considered to be ungranted to the employees. The amount receivable for these employee shares and such employee shares issued have been adjusted from the share subscription receivable and number of ordinary shares, respectively in the Company’s carve-out consolidated statement of changes in shareholder’s deficit.

Management expect to amend the articles of incorporation of the Company to remove these restrictions prior to the completion of the Demerger. After removal of such restrictions it is expected that the employee shares will trigger a “grant date” as defined in ASC 718 and be fully vested. If such restrictions had been removed as at June 30, 2024, the Company estimates the total share-based payment expense to have been recognized immediately for the grant of 58,315,800 employee shares to be $13,995,792. This estimate uses a fair value per employee share of $ based on the last equity funding of the Company at $.24 per Ordinary share and an exercise price of £0.0001 for each employee share.

Accumulated deficit includes current and prior period losses. Accumulated other comprehensive losses primarily consists of foreign currency translation reserves. Additional paid in capital primarily consists of additional subscription consideration received over and above the par value of the shares as well as the fair value of share-based payments.

2.23.
Loss and earnings per share

In accordance with ASC-260 Earnings Per Share, basic earnings per share, basic net loss per share is based on the weighted average number of ordinary shares issued and outstanding and is calculated by dividing net loss attributable to ordinary shareholders by the weighted average shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares used in the net loss per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding. If the Company reports a net loss, the computation of diluted loss per share excludes the effect of dilutive ordinary share equivalents, as their effect would be antidilutive. Diluted loss per share is equal to the net loss per share as all potentially dilutive securities are anti-dilutive in the periods presented. For the years ended December 31, 2023 and 2022 the Company incurred net losses and therefore no potential dilutive ordinary share were utilized in the calculation of losses per share.

If the company reports net income, basic earnings per share is based on the weighted average number of ordinary and series A preferred shares issued and outstanding and is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average shares outstanding during the period.

Diluted earnings per share is calculated by dividing net income attributable to ordinary and series A preferred shareholders by the weighted average number of ordinary and series A preferred shares used in the net earnings per share calculation plus the number of ordinary shares that would be issued assuming conversion of all potentially dilutive securities outstanding.

The series A preferred shares are entitled to the same dividend rights as the ordinary shares and therefore as participating securities, are included in the basic and diluted earnings per share calculation. The holders of the series A preferred shares do not have a contractual obligation to share in the losses of the Company. The Company computes earnings per share using the two-step method for its series A preferred and ordinary shares.

The following table presents the potential shares of ordinary shares outstanding that were excluded from the computation of diluted net loss per share of ordinary shares as of the periods presented because including them would have been antidilutive:

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Convertible debt (note 7.3)	3,929,566	3,428,571
Shares payable (note 7.4)	140,000	140,000
Share options	—	5,200,000
Series A preferred shares	28,039,517	28,039,517
Short-term debt to related party (note 7.1)	1,037,575	—
Total	33,146,658	36,808,088

The Company uses the “if converted” method for calculating the dilutive effect of the convertible debt, shares payable and series A preferred shares and the treasury share method for calculating the dilutive effect of the options and warrants. The series A preferred shares are convertible at the rate of one series A preferred share into one ordinary share in the event of an initial public offering. The Company included the deferred shares as they are expected to be converted to ordinary shares in the future. The Company does not include the employee ungranted shares (Note 2.17) as they are contingent on removal of significant restrictions including management’s and or the board’s rights to cancel the shares any time, restrictions on the right to transfer, to vote and cumulative dividends.

Income Taxes
2.22.
Income taxes

The Company accounts for income taxes and the related accounts in accordance with ASC 740, Income Taxes. Deferred income tax assets and liabilities are computed annually, for differences between the carrying amounts and the tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when it is necessary to reduce deferred tax assets to the amount expected to be realized. The provision for income taxes includes both current taxes for the period plus or minus the change during the period in deferred tax assets and liabilities.

Tax benefits from uncertain tax position are recognized for financial statement purposes only when it is more-likely-than-not that the position will be sustained with the local taxing authority. Measurement of the tax effects of positions that meet this recognition threshold is based on the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the taxing authorities.

As a result of operating losses in most of the geographies where the Company operates, we concluded that our deferred tax assets on unutilized tax losses were not more likely than not to be realized in the future and a full valuation allowance has been recorded.

Recent Accounting Pronouncements
2.6.
Recently issued accounting pronouncements

In December 2023, the Financial Accounting Standards Board (the FASB) issued Accounting Standards Update (ASU) No. 2023-09, Improvements to Income Tax Disclosures (ASU 2023-09), which is intended to enhance the transparency of income tax matters within financial statements, providing stakeholders with a clearer understanding of tax positions and their associated risks and uncertainties. ASU 2023-09 requires public business entities to disclose, on an annual basis, specific categories in the rate reconciliation and provide additional information for reconciling items that meet a specific quantitative threshold. There is a further requirement that public business entities will need to disclose a tabular reconciliation, using both percentages and reporting currency amounts. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. We are currently evaluating the impact of ASU 2023-09 on our consolidated financial statements and disclosures.

In November 2023, the FASB issued ASU No. 2023-07, Improvements to Reportable Segment Disclosures (ASU 2023-07), which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures regarding significant segment expenses. ASU 2023-07 requires public companies to disclose, on an annual and interim basis, significant segment expenses that are regularly provided to the chief operating decision maker and included within each reported measure of segment profit or loss. ASU 2023-07 also requires a public entity to disclose, on an annual and interim basis for each reportable segment, an amount for other segment items and a description of its composition. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024 and is required to be applied on a retrospective basis. We are currently evaluating the impact of ASU 2023-07 on our consolidated financial statements and disclosures.

In October 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-06, “Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative” (“ASU 2023-06”). This ASU incorporates certain SEC disclosure requirements into the FASB Accounting Standards Codification (“ASC”). The amendments in the ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC Topics, allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the requirements, and align the requirements in the ASC with the SEC’s regulations. The ASU has an unusual effective date and transition requirements since it is contingent on future SEC rule setting. If the SEC fails to enact required changes by June 30, 2027, this ASU is not effective for any entities. Early adoption is not permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements.

Recently adopted accounting pronouncements
2.7.
Recently adopted accounting pronouncements

A number of amended standards became applicable for the current reporting period. The Company did not have to change its accounting policies or make retrospective adjustments as a result of adopting these amended standards.

Armada Acquisition Corp I [Member]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows for the period presented in the unaudited condensed financial statements. Operating results for the three months ended December 31, 2023, are not necessarily indicative of the results that may be expected through September 30, 2024.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form10-K, as filed with SEC on December 4, 2023.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows for the period presented in the unaudited condensed financial statements. Operating results for the three and six months ended March 31, 2024, are not necessarily indicative of the results that may be expected through September 30, 2024.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, as filed with the SEC on December 4, 2023.

Basis of Presentation

The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by US GAAP. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows for the period presented in the unaudited condensed financial statements. Operating results for the three and nine months ended June 30, 2024, are not necessarily indicative of the results that may be expected through September 30, 2024.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K, as filed with the SEC on December 4, 2023.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and with the instructions to Form 10-K and Regulation S-X. In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, and the results of its operations and its cash flows.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart the Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart the Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart the Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart the Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $54,405 and $60,284 in cash as of December 31, 2023 and September 30, 2023, respectively.

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $107,722 and $60,284 in cash as of March 31, 2024 and September 30, 2023, respectively.

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $13,242 and $60,284 in cash as of June 30, 2024 and September 30, 2023, respectively.

Cash

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $60,284 and $177,578 in cash as of September 30, 2023 and 2022, respectively.

Investments Held in Trust Account

Investments Held in Trust Account

As of both December 31, 2023 and September 30, 2023, the assets held in the Trust Account were held in an interest bearing demand deposit account. To mitigate the risk that the Company may be deemed an investment company for purposes of the Investment Company Act, on August 10, 2023, the Company instructed the trustee of the Trust Account to liquidate the investments held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing demand deposit account until the earlier of consummation of a Business Combination or liquidation. Furthermore, such cash is held in bank accounts which exceed federally insured limits as guaranteed by the Federal Deposit Insurance Corporation.

Investments Held in Trust Account

As of both March 31, 2024, and September 30, 2023, the assets held in the Trust Account were held in an interest bearing demand deposit account. To mitigate the risk that the Company may be deemed an investment company for purposes of the Investment Company Act, on August 10, 2023, the Company instructed the trustee of the Trust Account to liquidate the investments held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing demand deposit account until the earlier of consummation of a Business Combination or liquidation. Furthermore, such cash is held in bank accounts which exceed federally insured limits as guaranteed by the Federal Deposit Insurance Corporation.

Cash Held in Trust Account

As of both June 30, 2024, and September 30, 2023, the assets held in the Trust Account were held in an interest-bearing demand deposit account. To mitigate the risk that the Company may be deemed an investment company for purposes of the Investment Company Act, on August 10, 2023, the Company instructed the trustee of the Trust Account to liquidate the investments held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing demand deposit account until the earlier of consummation of a Business Combination or liquidation. Furthermore, such cash is held in bank accounts which exceed federally insured limits as guaranteed by the Federal Deposit Insurance Corporation.

Investments Held in Trust Account

As of September 30, 2023 the assets held in the Trust Account were held in an interest bearing demand deposit account. To mitigate the risk that the Company may be deemed an investment company for purposes of the Investment Company Act, on August 10, 2023, the Company instructed the trustee of the Trust Account to liquidate the investments held in the Trust Account and thereafter to hold all funds in the Trust Account in an interest bearing demand deposit account until the earlier of consummation of a Business Combination or liquidation. Furthermore, such cash is held in bank accounts which exceed federally insured limits as guaranteed by the Federal Deposit Insurance Corporation.

As of September 30, 2022, the assets held in the Trust Account were held in U.S. Treasury Bills with a maturity of 185 days or less.

The Company classifies its U.S. Treasury bills as held-to-maturity in accordance with FASB ASC Topic 320 “Investments—Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts.

A decline in the market value of held-to-maturity securities below cost that is deemed to be other than temporary, results in an impairment that reduces the carrying costs to such securities’ fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether an impairment is other than temporary, the Company considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and the duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry in which the investee operates. Management had determined that there has not been an impairment of held-to-maturity securities as of September 30, 2022.

Premiums and discounts are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective-interest method. Such amortization and accretion are included in the “interest income” line item in the statements of operations. Interest income is recognized when earned.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•
Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The fair value of certain of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheets.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•
Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The fair value of certain of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheets.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. US GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•
Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The fair value of certain of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheets.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•
Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The fair value of certain of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurement,” approximates the carrying amounts represented in the balance sheets.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. At December 31, 2023 and September 30, 2023, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. At March 31, 2024 and September 30, 2023, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. At June 30, 2024 and September 30, 2023, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000. At September 30, 2023 and 2022, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Offering Costs Associated with IPO

Offering Costs Associated with IPO

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering”. Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are related to the IPO. The Company incurred offering costs amounting to $3,537,515 as a result of the IPO consisting of a $1,500,000 underwriting commissions and $2,037,515 of other offering costs.

Offering Costs Associated with IPO

The Company complies with the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering”. Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are related to the IPO. The Company incurred offering costs amounting to $3,537,515 as a result of the IPO consisting of a $1,500,000 underwriting commissions and $2,037,515 of other offering costs.

Offering Costs Associated with IPO

The Company complies with the requirements of ASC340-10-S99-1and SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering”. Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are related to the IPO. The Company incurred offering costs amounting to $3,537,515 as a result of the IPO consisting of a $1,500,000 underwriting commissions and $2,037,515 of other offering costs.

Offering Costs Associated with IPO

The Company complies with the requirements of ASC340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A— “Expenses of Offering”. Offering costs consist of legal, accounting, underwriting and other costs incurred through the balance sheet date that are related to the IPO. The Company incurred offering costs amounting to $3,537,515 as a result of the IPO consisting of a $1,500,000 underwriting commissions and $2,037,515 of other offering costs.

Common Stock Subject to Possible Redemption

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock are classified as stockholders’ deficit. The Company’s shares of common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, 2,363,349 shares of common stock as of September 30, 2023 and December 31, 2023 subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value as they occur. Immediately upon the closing of the IPO, the Company recognized the remeasurement adjustment from initial carrying amount to redemption book value. The change in the carrying value of common stock subject to possible redemption resulted in charges against additional paid-in capital and accumulated deficit.

At December 31, 2023 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Remeasurement of carrying value to redemption value	467,884
Common stock subject to possible redemption – December 31, 2023	$25,784,690

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock are classified as stockholders’ deficit. The Company’s shares of common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, 1,417,687 and 2,363,349 and shares of common stock as of March 31, 2024 and September 30, 2023 subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value as they occur. Immediately upon the closing of the IPO, the Company recognized the remeasurement adjustment from initial carrying amount to redemption book value. The change in the carrying value of common stock subject to possible redemption resulted in charges against additional paid-in capital and accumulated deficit.

At March 31, 2024 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	$150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Remeasurement of carrying value to redemption value	467,884
Common stock subject to possible redemption – December 31, 2023	$25,784,690
Redemptions	(10,384,496)
Remeasurement of carrying value to redemption value	347,252
Common stock subject to possible redemption – March 31, 2024	$15,747,446

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock are classified as stockholders’ deficit. The Company’s shares of common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, 1,417,687 and 2,363,349 and shares of common stock as of June 30, 2024 and September 30, 2023 subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value as they occur. Immediately upon the closing of the IPO, the Company recognized the remeasurement adjustment from initial carrying amount to redemption book value. The change in the carrying value of common stock subject to possible redemption resulted in charges against additional paid-in capital and accumulated deficit.

At June 30, 2024 and September 30, 2023, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	$150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806
Redemptions	(10,384,496)
Remeasurement of carrying value to redemption value	1,108,476
Common stock subject to possible redemption – June 30, 2024	$16,040,786

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in ASC Topic 480, “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption (if any) are classified as a liability instrument and measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, common stock are classified as stockholders’ equity. The Company’s shares of common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, 15,000,000 shares of common stock as of September 30, 2022, and 2,363,349 shares of common stock as of September 30, 2023 subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur. Immediately upon the closing of the IPO, the Company recognized the remeasurement adjustment from initial carrying amount to redemption book value. The change in the carrying value of redeemable common stock resulted in charges against additional paid-in capital.

At September 30, 2023 and 2022, the common stock reflected in the balance sheets are reconciled in the following table:

Gross Proceeds	$150,000,000
Proceeds allocated to Public Warrants	(11,700,000)
Issuance costs related to common stock	(3,261,589)
Remeasurement of carrying value to redemption value	14,961,589
Subsequent remeasurement of carrying value to redemption value – Trust interest income (excluding the amount that can be withdrawn from Trust Account for taxes)	548,862
Common stock subject to possible redemption – September 30, 2022	150,548,862
Redemptions	(129,175,094)
Remeasurement of carrying value to redemption value	3,943,038
Common stock subject to possible redemption – September 30, 2023	$25,316,806

Loss and earnings per share

Net (Loss) Income Per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per common stock is computed by dividing net (loss) income by the weighted average number of common stock outstanding for the period. Remeasurement adjustments associated with the redeemable shares of common stock are excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted (loss) income per share does not consider the effect of the warrants issued in connection with the IPO because the warrants are contingently exercisable, and the contingencies have not yet been met. The warrants are exercisable to purchase 7,500,000 shares of common stock in the aggregate. As of December 31, 2023 and 2022, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net (loss) income per common stock is the same as basic net loss per common stock for the periods presented.

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended December 31,
	2023		2022
	Common Stock Subject to Possible Redemption	Non-Redeemable Common Stock	Common Stock Subject to Possible Redemption	Non-Redeemable Common Stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(105,483)	$(254,831)	$439,673	$167,354
Denominator
Weighted-average shares outstanding	2,363,349	5,709,500	15,000,000	5,709,500
Basic and diluted net (loss) income per share	$(0.04)	$(0.04)	$0.03	$0.03

Net (Loss) Income Per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per common stock is computed by dividing net (loss) income by the weighted average number of common stock outstanding for the period. Remeasurement adjustments associated with the redeemable shares of common stock are excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted (loss) income per share does not consider the effect of the warrants issued in connection with the IPO because the warrants are contingently exercisable, and the contingencies have not yet been met. The warrants are exercisable to purchase 7,500,000 shares of common stock in the aggregate. As of March 31, 2024 and 2023, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net (loss) income per common stock is the same as basic net (loss) income per common stock for the periods presented.

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended March 31,
	2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(94,932)	$(285,914)	$(15,605)	$(11,538)
Denominator
Weighted-average shares outstanding	1,895,714	5,709,500	7,722,273	5,709,500
Basic and diluted net (loss) income per share	$(0.05)	$(0.05)	$(0.00)	$(0.00)

	For the Six Months Ended March 31,
	2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator:
Allocation of net (loss) income	$(201,430)	$(539,730)	$386,387	$193,497
Denominator
Weighted-average shares outstanding	2,130,809	5,709,500	11,401,124	5,709,500
Basic and diluted net (loss) income per share	$(0.09)	$(0.09)	$0.03	$0.03

Net (Loss) Income Per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net (loss) income per common stock is computed by dividing net (loss) income by the weighted average number of common stock outstanding for the period. Remeasurement adjustments associated with the redeemable shares of common stock are excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted (loss) income per share does not consider the effect of the warrants issued in connection with the IPO because the warrants are contingently exercisable, and the contingencies have not yet been met. The warrants are exercisable to purchase 7,500,000 shares of common stock in the aggregate. As of June 30, 2024 and 2023, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net (loss) income per common stock is the same as basic net (loss) income per common stock for the periods presented.

Accretion of the carrying value of common stock subject to redemption value is excluded from net (loss) income per common stock because the redemption value approximates fair value.

	For the Three Months Ended June 30,				For the Nine Months Ended June 30,
	2024		2023		2024		2023
	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock	Common stock subject to possible redemption	Common stock
Basic and diluted net (loss) income per share
Numerator: Allocation of net (loss) income, as adjusted	$(283,071)	$(1,140,024)	$(212,999)	$(346,585)	$(539,100)	$(1,625,155)	$12,296	$8,004
Denominator:
Basic and diluted weighted average shares outstanding	1,417,687	5,709,500	3,508,852	5,709,500	1,893,969	5,709,500	8,770,367	5,709,500
Basic and diluted net (loss) income per share	$(0.20)	$(0.20)	$(0.06)	$(0.06)	$(0.28)	$(0.28)	$0.00	$0.00

Net Loss Per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share”. Net loss per common stock is computed by dividing net loss by the weighted average number of common stock outstanding for the period. Remeasurement adjustments associated with the redeemable shares of common stock are excluded from earnings per share as the redemption value approximates fair value.

The calculation of diluted loss per share does not consider the effect of the warrants issued in connection with the IPO because the warrants are contingently exercisable, and the contingencies have not yet been met. The warrants are exercisable to purchase 7,500,000 shares of common stock in the aggregate. As of September 30, 2023 and 2022, the Company did not have any dilutive securities or other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted net loss per common stock is the same as basic net loss per common stock for the periods presented.

Accretion of the carrying value of common stock subject to redemption value is excluded from net loss per common stock because the redemption value approximates fair value.

	For The Year Ended September 30,
	2023		2022
	Common stock subject to redemption	Common stock	Common stock subject to redemption	Common stock
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(179,201)	$(140,949)	$(2,624,009)	$(998,785)
Denominator
Weighted-average shares outstanding	7,259,013	5,709,500	15,000,000	5,709,500
Basic and diluted net loss per share	$(0.02)	$(0.02)	$(0.17)	$(0.17)

Share-Based Compensation

Stock-Based Compensation

The Company accounts for share-based payments in accordance with FASB ASC Topic 718, “Compensation—Stock Compensation,” (“ASC 718”), which requires that all equity awards be accounted for at their “fair value.” The Company measures and recognizes compensation expense for all share-based payments on their estimated fair values measured as of the grant date. These costs are recognized as an expense in the statements of operations upon vesting, once the applicable performance conditions are met, with an offsetting increase to additional paid-in capital. Forfeitures are recognized as they occur.

On June 16, 2021, the Sponsor transferred 50,000 shares to each of its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. The aforementioned transfer is within the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The aggregate fair value of these shares was $509,552 at issuance. A total of 100,000 shares vested upon consummation of the Initial Public Offering. The remaining 105,000 shares vest in equal quarterly installments until the second anniversary of the consummation of the Company’s Initial Public Offering, or August 17, 2023. At December 31, 2023, all shares under the June 16, 2021 grant were vested.

On June 26, 2023, the Sponsor allocated 270,000 shares to its three independent directors (90,000 each) and 100,000 shares to an executive officer. The aforementioned transfer is within the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the transfer date. The aggregate fair value of these shares was $207,200 at the date of the transfer. A total of 190,000 shares vested upon the transfer date. The remaining 180,000 shares will vest as follows: 90,000 upon the 6 month anniversary of the transfer date; and 90,000 upon the one year anniversary of the transfer date, provided that all unvested shares would become vested upon consummation of initial business combination. The Company recognized $50,400 of stock-based compensation related to this grant for the three months ended December 31, 2023.

The Company recognized $50,400 and $27,963 of stock-based compensation for the three-month periods ended December 31, 2023 and December 31, 2022, respectively.

Stock-Based Compensation

The Company accounts for share-based payments in accordance with FASB ASC Topic 718, “Compensation—Stock Compensation,” (“ASC 718”), which requires that all equity awards be accounted for at their “fair value.” The Company measures and recognizes compensation expense for all share-based payments on their estimated fair values measured as of the grant date. These costs are recognized as an expense in the condensed statements of operations upon vesting, once the applicable performance conditions are met, with an offsetting increase to additional paid-in capital. Forfeitures are recognized as they occur.

On June 16, 2021, the Sponsor transferred 50,000 shares to each of its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. The aforementioned transfer is within the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The aggregate fair value of these shares was $509,552 at issuance. A total of 100,000 shares vested upon consummation of the Initial Public Offering. The remaining 105,000 shares vest in equal quarterly installments until the second anniversary of the consummation of the Company’s Initial Public Offering, or August 17, 2023. At March 31, 2024, all shares under the June 16, 2021 grant were vested.

On June 26, 2023, the Sponsor allocated 270,000 shares to its three independent directors (90,000 each) and 100,000 shares to an executive officer. The aforementioned transfer is within the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the transfer date. The aggregate fair value of these shares was $207,200 at the date of the transfer. A total of 190,000 shares vested upon the transfer date. The remaining 180,000 shares will vest as follows: 90,000 upon the 6 month anniversary of the transfer date; and 90,000 upon the one year anniversary of the transfer date, provided that all unvested shares would become vested upon consummation of initial business combination. The Company recognized $75,600 of stock-based compensation related to this grant for the six months ended March 31, 2024.

The Company recognized $75,600 and $55,926 of stock-based compensation for the six-month periods ended March 31, 2024 and March 31, 2023, respectively and $25,200 and $27,963 of stock-based compensation for the three month periods ended March 31, 2024 and 2023, respectively.

Stock-Based Compensation

The Company accounts for share-based payments in accordance with FASB ASC Topic 718, “Compensation—Stock Compensation,” (“ASC 718”), which requires that all equity awards be accounted for at their “fair value.” The Company measures and recognizes compensation expense for all share-based payments on their estimated fair values measured as of the grant date. These costs are recognized as an expense in the condensed statements of operations upon vesting, once the applicable performance conditions are met, with an offsetting increase to additional paid-in capital. Forfeitures are recognized as they occur.

On June 16, 2021, the Sponsor transferred 50,000 shares to each of its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. The aforementioned transfer is within the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The aggregate fair value of these shares was $509,552 at issuance. A total of 100,000 shares vested upon consummation of the Initial Public Offering. The remaining 105,000 shares vest in equal quarterly installments until the second anniversary of the consummation of the Company’s Initial Public Offering, or August 17, 2023. At June 30, 2024, all shares under the June 16, 2021 grant were vested.

On June 26, 2023, the Sponsor allocated 270,000 shares to its three independent directors (90,000 each) and 100,000 shares to an executive officer. The aforementioned transfer is within the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the transfer date. The aggregate fair value of these shares was $207,200 at the date of the transfer. A total of 190,000 shares vested upon the transfer date. The remaining 180,000 shares will vest as follows: 90,000 upon the 6 month anniversary of the transfer date; and 90,000 upon the one year anniversary of the transfer date, provided that all unvested shares would become vested upon consummation of initial business combination. The Company recognized $100,800 of stock-based compensation related to this grant for the nine months ended June 30, 2024.

On April 18, 2024, the Chief Executive Officer and President of the Company each purchased 75,000 Founder Shares (or an aggregate of 150,000 shares) from other members of the Sponsor for $.006 per share or a total of $900. The Sponsor allocated these Founder Shares from the selling members to the Chief Executive Officer and President. The aforementioned transfer is within the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the transfer date. The excess of the fair value of the shares purchased by executives over the price that they paid for these shares is recorded as part of the stock compensation expense in the Company’s statement of operations.

The Company recognized $601,809 and $190,289 of stock-based compensation for the nine-month periods ended June 30, 2024 and June 30, 2023, respectively and $526,209 and $134,363 of stock-based compensation for the three month periods ended June 30, 2024 and 2023, respectively.

Stock-Based Compensation

The Company accounts for share-based payments in accordance with FASB ASC Topic 718, “Compensation—Stock Compensation,” (“ASC 718”) which requires that all equity awards be accounted for at their “fair value.” The Company measures and recognizes compensation expense for all share-based payments on their estimated fair values measured as of the grant date. These costs are recognized as an expense in the statements of operations upon vesting, once the applicable performance conditions are met, with an offsetting increase to additional paid-in capital. Forfeitures are recognized as they occur.

On June 16, 2021, the Sponsor transferred 50,000 shares to each of its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. The aforementioned transfer is in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The aggregate fair value of these shares was $509,552 at issuance. A total of 100,000 shares vested upon consummation of the Initial Public Offering. The remaining 105,000 shares vest in equal quarterly installments until the second anniversary of the consummation of the Company’s Initial Public Offering, or August 17, 2023. At September 30, 2023, all shares under the June 16, 2021 grant were vested.

On June 26, 2023, the Sponsor allocated 270,000 shares to its three independent directors (90,000 each) and 100,000 shares to an executive officer. The aforementioned transfer is in the scope of ASC 718. Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the transfer date. The aggregate fair value of these shares was $207,200 at the date of the transfer. A total of 190,000 shares vested upon the transfer date. The remaining 180,000 shares will vest as follows: 90,000 upon the 6 month anniversary of the transfer date; and 90,000 upon the one year anniversary of the transfer date; provided that all unvested shares would become vested upon consummation of initial business combination. The Company recognized $106,400 of stock-based compensation related to this grant for the year ended September 30, 2023.

The Company recognized $218,254 and $111,852 of stock-based compensation for the fiscal years ended September 30, 2023, and 2022, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

As of December 31, 2023, and September 30, 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was 23.19% and 30.01% for the three months ended December 31, 2023 and 2022. The effective tax rate differs from the statutory tax rate of 21% for three months ended December 31, 2023, and 2022, due to the valuation allowance on the deferred tax assets and permanent differences related to the business acquisition and stock-based compensation expenses.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

As of March 31, 2024, and September 30, 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was (18.35%) and 43.32% for the six months ended March 31, 2024, and 2023 . The effective tax rate differs from the statutory tax rate of 21% due to valuation allowance on the deferred tax assets and permanent differences related to the business acquisition expenses and interest expense related to subscription agreement liability.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 31, 2024, and September 30, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

As of March 31, 2024, and September 30, 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was (14.11)% and 117.43% for the three months ended March 31, 2024 and 2023. Our effective tax rate was (18.35)% and 43.32% for the six months ended March 31, 2024 and 2023. The effective tax rate differs from the statutory tax rate of 21% for the three and six months ended March 31, 2024, and 2023, due to the valuation allowance on the deferred tax assets and permanent differences related to the business acquisition and stock-based compensation expenses.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

As of June 30, 2024, and September 30, 2023, the Company’s deferred tax asset had a full valuation allowance recorded against it. Our effective tax rate was (2.77)% and (17.26)% for the three months ended June 30, 2024 and 2023. Our effective tax rate was (7.62)% and 96.28% for the nine months ended June 30, 2024 and 2023. The effective tax rate differs from the statutory tax rate of 21% for the three and nine months ended June 30, 2024, and 2023, due to the valuation allowance on the deferred tax assets and permanent differences related to the business acquisition, stock-based compensation expenses and non-deductible interest.

While ASC 740 identifies usage of an effective annual tax rate for purposes of an interim provision, it does allow for estimating individual elements in the current period if they are significant, unusual or infrequent. Computing the effective tax rate for the Company is complicated due to the potential impact of the timing of any Business Combination expenses and the actual interest income that will be recognized during the year. The Company has taken a position as to the calculation of income tax expense in a current period based on ASC 740-270-25-3 which states, “If an entity is unable to estimate a part of its ordinary income (or loss) or the related tax (benefit) but is otherwise able to make a reasonable estimate, the tax (or benefit) applicable to the item that cannot be estimated shall be reported in the interim period in which the item is reported.” The Company believes its calculation to be a reliable estimate and allows it to properly take into account the usual elements that can impact its annualized book income and its impact on the effective tax rate. As such, the Company is computing its taxable income (loss) and associated income tax provision based on actual results through June 30, 2024.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2024, and September 30, 2023. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes.” ASC 740, requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company has identified the United States as its only “major” tax jurisdiction. The Company is subject to income taxation by major taxing authorities since inception. These examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal and state tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Debt Discounts

Debt discounts

Debt discounts relate to the issuance costs of some of the promissory notes to related parties, and are included in the condensed consolidated balance sheets as a direct deduction from the face amount of the promissory notes. Debt discounts are amortized over the term of the related promissory notes and included in the interest expense.

Debt Discounts

Debt discounts represent issuance costs related to subscription agreement liability, and are included in the condensed consolidated balance sheets as a direct deduction from the face amount of the subscription agreement liability. Debt discounts are amortized over the term of the related subscription agreements and are included in the interest expense.

Debt Discounts

Debt discounts represent issuance costs related to subscription agreement liability, and are included in the condensed consolidated balance sheets as a direct deduction from the face amount of the subscription agreement liability. Debt discounts are amortized over the term of the related subscription agreements and are included in the interest expense.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09)”, which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09)”, which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its financial statements and disclosures.